Financial Assets and Financial Liabilities (Trade and Other Receivables, Movements of Impairment Provision for Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
As at 1 January	¥ 139	¥ 198
Reversal of previous impairment losses	0	(59)
Provision for loss allowance recognized in profit or loss	634	0
As at 31 December	¥ 773	¥ 139